Leases - Liability Continuity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 338
IFRS 16 adoption (Note 33(a))	672	$ 338	$ 680
Cash flows
Principal payments	(150)	(32)
Interest on lease liabilities (Note 20(c))	(39)	(24)
Non-cash changes
Additions	170
Accretion (Note 10)	39
Changes in foreign exchange and other	(28)
Ending balance	$ 672	$ 338
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
IFRS 16 adoption (Note 33(a))			$ 342